Goodwill (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2026	$ 156,901,381	$ 160,086,184	$ 129,447,840
Country Of C L [Member]
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2026	$ 107,612
Perpetual growth	3.00%
Discount rate	8.27%
Country Of A R [Member]
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2026	$ 25,460
Perpetual growth	4.00%
Discount rate	13.56%
Country Of U Y [Member]
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2026	$ 2,059
Perpetual growth	4.50%
Discount rate	7.40%
Country Of P Y [Member]
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2026	$ 5,849
Perpetual growth	3.50%
Discount rate	9.21%
Country Of B O [Member]
IfrsStatementLineItems [Line Items]
Estimated CAPEX for the year 2026	$ 5,806
Perpetual growth	4.40%
Discount rate	16.20%